Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances				¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net				(258,392)		(239,181)
Allowance for loan losses	¥ (491,676)	¥ (680,456)	¥ (722,717)			(491,676)
Allowance for loan losses at beginning of period	491,676	680,456	722,717
Provision (credit) for loan losses	122,927	126,623	141,457
Charge-offs		185,060	190,508
Recoveries		10,232	10,297
Net charge-offs		174,828	180,211
Others		(140,575)	(3,507)
Allowance for loan losses at end of period		491,676	680,456
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				91,546,318		85,859,927
Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loans and advances				(604,988)		(491,676)
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Allowance for off-balance sheet items	65,079	65,079		60,845		65,079
Beginning balance	65,079
Provision (credit) for off-balance sheet items	(3,242)
Others	(992)
Ending balance	60,845	65,079
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees				29,239,530
Domestic [member]
Disclosure of credit risk exposure [line items]
Charge-offs		161,526	157,373
Recoveries		9,658	9,852
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				59,856,165		57,830,627
Foreign [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(114,306)	(128,347)	(134,664)			(114,306)
Allowance for loan losses at beginning of period	114,306	128,347	134,664
Provision (credit) for loan losses		19,872	29,699
Charge-offs		23,534	33,135
Recoveries		574	445
Allowance for loan losses at end of period		114,306	¥ 128,347
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				31,690,153		28,029,300
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				89,073,539
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Allowance for off-balance sheet items	35,543	35,543		36,795		35,543
Beginning balance	35,543
Net transfers between stages	(28)
Provision (credit) for off-balance sheet items	2,272
Others	(992)
Ending balance	36,795	35,543
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees				28,842,267
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				1,590,761
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Allowance for off-balance sheet items	23,311	23,311		18,289		23,311
Beginning balance	23,311
Net transfers between stages	(228)
Provision (credit) for off-balance sheet items	(4,794)
Ending balance	18,289	23,311
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees				383,828
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				882,018
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Allowance for off-balance sheet items	6,225	6,225		5,761		6,225
Beginning balance	6,225
Net transfers between stages	256
Provision (credit) for off-balance sheet items	(720)
Ending balance	5,761	6,225
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees				13,435
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances				90,682,938
Impaired				882,018
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net				(258,392)
Allowance for loan losses	(651,620)	(651,620)		(604,988)		(651,620)
Allowance for loan losses at beginning of period	651,620
Provision (credit) for loan losses	122,927
Charge-offs	180,254
Recoveries	11,042
Net charge-offs	169,212
Others	(347)
Allowance for loan losses at end of period	604,988	651,620
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				91,546,318
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(604,988)			(604,988)
Allowance for loan losses at end of period	604,988
IFRS 9 [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Charge-offs	139,496
Recoveries	9,767
IFRS 9 [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(153,167)	(153,167)		(155,114)		(153,167)
Allowance for loan losses at beginning of period	153,167
Provision (credit) for loan losses	46,597
Charge-offs	40,758
Recoveries	1,275
Allowance for loan losses at end of period	155,114	153,167
IFRS 9 [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(164,515)	(164,515)		(158,094)		(164,515)
Allowance for loan losses at beginning of period	164,515
Transfer to 12-month ECL	832
Transfer to lifetime ECL not credit-impaired	(1,599)
Transfer to lifetime ECL credit-impaired	(1,966)
Net transfers between stages	(2,733)
Provision (credit) for loan losses	(4,265)
Others	577
Allowance for loan losses at end of period	158,094	164,515
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				89,073,539
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(158,094)			(158,094)
Allowance for loan losses at end of period	158,094
IFRS 9 [member] | Lifetime ECL not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(130,701)	(130,701)		(92,446)		(130,701)
Allowance for loan losses at beginning of period	130,701
Transfer to 12-month ECL	(805)
Transfer to lifetime ECL not credit-impaired	4,845
Transfer to lifetime ECL credit-impaired	(10,507)
Net transfers between stages	(6,467)
Provision (credit) for loan losses	(31,744)
Others	(44)
Allowance for loan losses at end of period	92,446	130,701
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				1,590,761
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(92,446)			(92,446)
Allowance for loan losses at end of period	92,446
IFRS 9 [member] | Lifetime ECL credit-impaired [member]
Disclosure of credit risk exposure [line items]
Impaired				882,018
Allowance for loan losses	(356,404)	(356,404)		(354,448)		¥ (356,404)
Allowance for loan losses at beginning of period	356,404
Transfer to 12-month ECL	(27)
Transfer to lifetime ECL not credit-impaired	(3,246)
Transfer to lifetime ECL credit-impaired	12,473
Net transfers between stages	9,200
Provision (credit) for loan losses	158,936
Charge-offs	180,254
Recoveries	11,042
Net charge-offs	169,212
Others	(880)
Allowance for loan losses at end of period	354,448	¥ 356,404
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances				882,018
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(354,448)			(354,448)
Allowance for loan losses at end of period	¥ 354,448
IFRS 9 [member] | Normal [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances				22,952,463
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans and advances				22,876,865
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances				75,598
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances				38,899,608
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances				24,858,863
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances				38,708,431
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances				24,350,586
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances				191,177
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances				508,277
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member]
Disclosure of credit risk exposure [line items]
Loans and advances				3,137,657
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans and advances				3,137,657
IFRS 9 [member] | Requiring caution [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances				183,949
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances				183,949
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances				460,319
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances				171,441
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances				460,319
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances				¥ 171,441